Supplemental Cash Flows Information - Changes in Current Assets and Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables, net	$ (69)	$ 7	$ 41	$ (30)	$ (11)
Inventories	3	14	(5)	(5)	(3)
Prepaid expenses and other	(6)	0	2	(4)	0
Accounts payable	1	(1)	4	(2)	7
Accounts payable to Valero	342	0
Accrued expenses	4	(5)	(3)	(4)	(1)
Taxes other than income taxes	(67)	7	3	5	20
Income taxes payable	9	0
Changes in current assets and current liabilities	$ (217)	$ (22)	$ (42)	$ 40	$ (12)